Form N-1A Cover	Sep. 22, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	RMB INVESTORS TRUST
Entity Central Index Key	0000030126
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 19, 2025
Prospectus Date	Sep. 22, 2025